FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Disclosure of fair value of financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance at the beginning	$ 1,873	$ 0
Initially recognized	3,139	1,960
Changes in fair value	(1,008)	(87)
Balance at the ending	4,004	1,873
Balance at the beginning	(13,625)	(1,448)
Initially recognized	(2,132)	(12,141)
Changes in fair value	(578)	(36)
Balance at the ending	(16,335)	(13,625)
Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance at the beginning	42	0
Initially recognized	3,139	42
Changes in fair value	428	0
Balance at the ending	3,609	42
Balance at the beginning	(1,484)	(1,448)
Initially recognized	0	0
Changes in fair value	559	(36)
Balance at the ending	(925)	(1,484)
Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance at the beginning	1,831	0
Initially recognized	0	1,918
Changes in fair value	(1,436)	(87)
Balance at the ending	395	1,831
Balance at the beginning	(12,141)	0
Initially recognized	(2,132)	(12,141)
Changes in fair value	(1,137)	0
Balance at the ending	$ (15,410)	$ (12,141)